Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
AmendmentDescription	The S-1 has been amended.
Document Period End Date	Sep. 30, 2011
Trading Symbol	PAWS
Entity Registrant Name	PAWS PET COMPANY, INC.
Entity Central Index Key	0001346973
Entity Filer Category	Smaller Reporting Company